UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2013

Date of reporting period: April 30, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
APRIL 30, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 82.4%

	Face Amount	Value
CONSUMER DISCRETIONARY — 5.2%
Comcast
4.500%, 01/15/2043	$1,038,000	$1,119,724
Home Depot
Callable 10/01/2042 @ $100
4.200%, 04/01/2043	273,000	286,170
Johnson Controls
5.700%, 03/01/2041	209,000	250,368
Lowe’s
6.650%, 09/15/2037	89,000	121,182
Target
7.000%, 01/15/2038	168,000	246,545
Time Warner Cable
7.300%, 07/01/2038	28,000	36,188
6.750%, 06/15/2039	81,000	100,274
Time Warner Cable
Callable 05/15/2040 @ $100
5.875%, 11/15/2040	590,000	657,048
Time Warner Entertainment
8.375%, 07/15/2033	24,000	34,411

		2,851,910

CONSUMER STAPLES — 10.9%
Altria Group
9.950%, 11/10/2038	963,000	1,604,903
Anheuser-Busch InBev Worldwide
6.375%, 01/15/2040	250,000	344,196
California Institute of Technology
4.700%, 11/01/2111	760,000	810,921
Kraft Foods Group
6.875%, 01/26/2039	150,000	206,770
6.500%, 02/09/2040	405,000	536,257
5.000%, 06/04/2042	279,000	316,167
Massachusetts Institute of Technology
5.600%, 07/01/2111	277,000	388,975
Mondelez International
7.000%, 08/11/2037	12,000	16,665
6.875%, 02/01/2038	77,000	106,542
6.500%, 02/09/2040	94,000	127,017
Philip Morris International
6.375%, 05/16/2038	401,000	535,148
3.875%, 08/21/2042	284,000	276,839
University of Pennsylvania
4.674%, 09/01/2112	639,000	706,914

		5,977,314

ENERGY — 4.9%
Halliburton
7.450%, 09/15/2039	180,000	273,415
6.700%, 09/15/2038	300,000	422,753
Statoil
4.250%, 11/23/2041	509,000	551,303
TransCanada PipeLines
7.625%, 01/15/2039	590,000	876,023
6.200%, 10/15/2037	444,000	573,081

		2,696,575

FINANCIALS — 35.4%
Aflac
6.900%, 12/17/2039	285,000	387,632
6.450%, 08/15/2040	979,000	1,286,120
American Express
4.050%, 12/03/2042	1,355,000	1,352,178

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
APRIL 30, 2013 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Bank of America
6.000%, 10/15/2036	$1,351,000	$1,676,146
5.875%, 02/07/2042	50,000	62,517
Barclays Bank
10.179%, 06/12/2021 (A)	250,000	342,025
Citigroup
8.125%, 07/15/2039	1,231,000	1,874,419
6.875%, 06/01/2025	26,000	33,612
5.875%, 05/29/2037	103,000	127,139
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA MTN
5.250%, 05/24/2041	555,000	650,305
General Electric Capital MTN
6.875%, 01/10/2039	1,181,000	1,600,565
6.750%, 03/15/2032	126,000	164,796
HSBC Bank USA
7.000%, 01/15/2039	1,200,000	1,635,478
HSBC Holdings
6.500%, 09/15/2037	200,000	253,184
JPMorgan Chase
5.600%, 07/15/2041	1,244,000	1,524,950
McGraw-Hill
6.550%, 11/15/2037	525,000	558,878
MetLife
5.875%, 02/06/2041	1,231,000	1,549,935
Prudential Financial MTN
6.200%, 11/15/2040	1,245,000	1,565,179
5.625%, 05/12/2041	30,000	35,603
Standard Chartered
5.300%, 01/09/2043 (A)	829,000	901,778
Travelers MTN
6.250%, 06/15/2037	335,000	459,780
Wachovia Bank
6.600%, 01/15/2038	1,000,000	1,358,686

		19,400,905

HEALTH CARE — 4.1%
AbbVie
4.400%, 11/06/2042 (A)	504,000	532,239
UnitedHealth Group
Callable 04/15/2040 @ $100
5.700%, 10/15/2040	131,000	161,797
UnitedHealth Group
6.875%, 02/15/2038	266,000	369,667
6.625%, 11/15/2037	254,000	341,461
6.500%, 06/15/2037	70,000	93,203
WellPoint
6.375%, 06/15/2037	532,000	677,659
5.950%, 12/15/2034	49,000	59,583

		2,235,609

INDUSTRIALS — 4.0%
Burlington Northern Santa Fe
Callable 11/01/2039 @ $100
5.750%, 05/01/2040	500,000	617,719
Canadian National Railway
6.375%, 11/15/2037	65,000	92,849
Koninklijke Philips Electronics
6.875%, 03/11/2038	705,000	978,866
United Technologies
4.500%, 06/01/2042	454,000	501,788

		2,191,222

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
APRIL 30, 2013 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY — 3.7%
Apple
3.850%, 05/04/2043	$421,000	$418,550
Hewlett-Packard
6.000%, 09/15/2041	995,000	1,008,263
Western Union
6.200%, 11/17/2036	580,000	603,327

		2,030,140

MATERIALS — 5.4%
Barrick North America Finance
5.700%, 05/30/2041	566,000	569,773
Dow Chemical
9.400%, 05/15/2039	313,000	516,783
International Paper
8.700%, 06/15/2038	163,000	245,503
Rio Tinto Finance USA
5.200%, 11/02/2040	765,000	884,660
Xstrata Finance Canada
6.000%, 11/15/2041 (A)	720,000	771,300

		2,988,019

TELECOMMUNICATION SERVICES — 7.0%
AT&T
Callable 06/15/2042 @ $100
4.300%, 12/15/2042 (A)	4,000	3,920
AT&T
6.500%, 09/01/2037	504,000	644,852
6.300%, 01/15/2038	775,000	973,288
Deutsche Telekom International Finance BV
4.875%, 03/06/2042 (A)	550,000	587,549
Telefonica Emisiones SAU
7.045%, 06/20/2036	500,000	582,072
5.877%, 07/15/2019	100,000	112,676
Verizon Communications
7.350%, 04/01/2039	667,000	935,019

		3,839,376

UTILITIES — 1.8%
Florida Power & Light
Callable 12/01/2041 @ $100
4.050%, 06/01/2042	308,000	326,981
Georgia Power
5.950%, 02/01/2039	135,000	173,662
Sempra Energy
6.000%, 10/15/2039	367,000	468,284

		968,927

TOTAL CORPORATE OBLIGATIONS (Cost $39,343,590)		45,179,997

MUNICIPAL BONDS — 10.6%
CALIFORNIA — 8.5%
California Educational Facilities Authority, RB
5.250%, 04/01/2040	680,000	959,609
Escondido Union High School District, Ser C, GO
6.260%, 08/01/2041 (B)	2,000,000	523,640
5.060%, 08/01/2046 (B)	55,000	11,140
Los Angeles Unified School District, GO
6.758%, 07/01/2034	5,000	6,958
5.750%, 07/01/2034	80,000	101,225
Placentia-Yorba Linda Unified School District, Ser D, GO
5.813%, 08/01/2042 (B)	85,000	21,172

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
APRIL 30, 2013 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount/ Shares	Value
CALIFORNIA — continued
San Bernardino Community College District, Ser B, GO
6.760%, 08/01/2048 (B)	$100,000	$16,684
Santa Barbara Secondary High School District, Ser A, GO
5.992%, 08/01/2040 (B)	210,000	59,428
Santa Barbara Unified School District, Ser A, GO
5.988%, 08/01/2041 (B)	90,000	24,249
Southwestern Community College District, Ser C, GO
6.486%, 08/01/2046 (B)	585,000	118,954
State of California, GO
7.550%, 04/01/2039	790,000	1,181,390
7.500%, 04/01/2034	305,000	438,950
University of California, Ser AD, RB
4.858%, 05/15/2112	1,115,000	1,196,250
Westside Union School District, Ser B, GO
5.248%, 08/01/2045 (B)	60,000	11,742
5.218%, 08/01/2040 (B)	45,000	11,491

		4,682,882

ILLINOIS — 0.1%
Metropolitan Pier & Exposition Authority, Ser B, AGM, RB
6.062%, 06/15/2047 (B)	330,000	61,588
4.990%, 06/15/2046 (B)	35,000	6,884

		68,472

NEW JERSEY — 0.4%
New Jersey State Turnpike Authority, RB
7.102%, 01/01/2041	137,000	201,191

NEW YORK — 1.6%
Metropolitan Transportation Authority, RB
6.814%, 11/15/2040	25,000	34,049
Port Authority of New York & New Jersey, RB
4.458%, 10/01/2062	815,000	851,381

		885,430

TOTAL MUNICIPAL BONDS (Cost $4,908,773)		5,837,975

ASSET-BACKED SECURITY — 2.2%
Citibank Credit Card Issuance Trust, Ser 2007-A3, Cl A3
6.150%, 06/15/2039
(Cost $1,215,964)	900,000	1,185,112

U.S. TREASURY OBLIGATIONS — 1.6%
U.S. Treasury Bond
5.375%, 02/15/2031	425,000	607,351
U.S. Treasury STRIP
3.252%, 02/15/2041(B)	698,000	297,585

TOTAL U.S. TREASURY OBLIGATIONS (Cost $878,847)		904,936

CASH EQUIVALENT (C) — 2.7%
First American U.S. Treasury Money Market Fund, 0.000% (Cost $1,459,418)	1,459,418	1,459,418

TOTAL INVESTMENTS — 99.5% (Cost $47,806,592)†		54,567,438

OTHER ASSETS AND LIABILITIES, NET — 0.5%		295,378

TOTAL NET ASSETS — 100.0%		$54,862,816

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
APRIL 30, 2013 (Unaudited)

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	Rate shown is the 7-day effective yield as of April 30, 2013.

AGM — Assured Guaranty Municipal

Cl — Class

GO — General Obligation

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

STRIP — Separately Traded Registered Interest and Principal Securities

†	At April 30, 2013, the tax basis cost of the Fund’s investments was $47,806,592, and the unrealized appreciation and depreciation were $6,970,382 and $(209,536) respectively.

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Obligations	$—	$45,179,997	$—	$45,179,997
Municipal Bonds	—	5,837,975	—	5,837,975
Asset-Backed Security	—	1,185,112	—	1,185,112
U.S. Treasury Obligations	—	904,936	—	904,936
Cash Equivalent	1,459,418	—	—	1,459,418

Total Investments in Securities	$1,459,418	$53,108,020	$—	$54,567,438

For the period ended April 30, 2013, there have been no transfers between Level 1 & Level 2 assets and liabilities.

For the period ended April 30, 2013, there were no transfers between Level 2 & Level 3 assets and liabilities.

For the period ended April 30, 2013, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

STW-QH-002-0400

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
APRIL 30, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS

MUNICIPAL BONDS — 80.1%

	Face Amount	Value
ALABAMA — 0.1%
City of Birmingham Alabama, Ser B, NATL-RE, GO
5.000%, 10/01/2015	$70,000	$77,213

ARIZONA — 3.2%
City of Mesa Arizona, NATL-RE FGIC, RB
5.000%, 07/01/2023	95,000	117,460
Salt River Project Agricultural Improvement & Power District, Ser A, RB
Callable 01/01/2019 @ $100
5.000%, 01/01/2039	2,360,000	2,691,415
Scottsdale Municipal Property, RB
5.000%, 07/01/2030	100,000	126,665
5.000%, 07/01/2034	600,000	770,394

		3,705,934

CALIFORNIA — 25.9%
California Educational Facilities Authority, RB
5.250%, 04/01/2040	875,000	1,234,791
California Educational Facilities Authority, Ser A, RB
Callable 10/01/2018 @ $100
5.000%, 10/01/2039	1,675,000	1,932,313
California Educational Facilities Authority, Ser T-1, RB
5.000%, 03/15/2039	1,745,000	2,389,184
Desert Sands Unified School District, AMBAC, GO
Callable 06/01/2016 @ $100
5.000%, 06/01/2027	100,000	107,966
East Bay Municipal Utility District, Sub-Ser A, RB
Callable 06/01/2020 @ $100
5.000%, 06/01/2036	1,235,000	1,460,536
East Side Union High School District, Ser B, NATL-RE, GO
5.250%, 02/01/2024	20,000	24,652
Escondido Union High School District, Ser C, GO
6.260%, 08/01/2041 (A)	2,000,000	523,640
6.230%, 08/01/2051 (A)	13,900,000	2,083,610
6.150%, 08/01/2046 (A)	1,500,000	303,825
Hacienda La Puente Unified School District, Ser A, NATL-RE, GO
5.450%, 08/01/2015 (A)	500,000	488,205
Hacienda La Puente Unified School District, NATL-RE FGIC, GO
5.000%, 08/01/2019	50,000	59,769
Imperial Community College District, NATL-RE FGIC, GO
5.000%, 08/01/2014	50,000	52,948
Imperial Irrigation District, RB
Callable 11/01/2018 @ $100
5.125%, 11/01/2038	400,000	456,212
Los Angeles Department of Water & Power, Sub-Ser A-1, AMBAC, RB
Callable 07/01/2017 @ $100
5.000%, 07/01/2039	30,000	33,736
Los Angeles Department of Water & Power, Ser A, RB
Callable 01/01/2019 @ $100
5.000%, 07/01/2039	75,000	85,532
Los Angeles Unified School District, GO
6.758%, 07/01/2034	100,000	139,161
5.755%, 07/01/2029	40,000	49,711
5.750%, 07/01/2034	50,000	63,266
Los Angeles Unified School District, Ser I, GO
5.000%, 07/01/2019	60,000	74,021
Los Angeles Unified School District, Ser KRY, GO
Callable 07/01/2020 @ $100
5.000%, 07/01/2022	390,000	482,758
Merced Union High School District, Ser C, GO
6.150%, 08/01/2034 (A)	1,000,000	372,570

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
APRIL 30, 2013 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
CALIFORNIA — continued
Metropolitan Water District of Southern California, Ser A-FGIC, RB
5.750%, 07/01/2021	$215,000	$261,817
Metropolitan Water District of Southern California, Ser B, RB
5.000%, 07/01/2020	345,000	435,345
Metropolitan Water District of Southern California, Ser C, RB
Callable 07/01/2019 @ $100
5.000%, 07/01/2035	90,000	104,630
Monrovia Unified School District, Ser B, NATL-RE FGIC, GO
5.642%, 08/01/2024 (A)	65,000	42,520
Moreno Valley Unified School District, NATL-RE, GO
4.900%, 08/01/2025 (A)	4,675,000	2,796,725
Murrieta Valley Unified School District Public Financing Authority, Ser A, NATL-RE FGIC, GO
4.820%, 09/01/2020 (A)	315,000	260,678
North Orange County Community College District, Ser B, NATL-RE FGIC, GO
5.840%, 08/01/2028 (A)	200,000	111,794
Novato Unified School District, NATL-RE, GO
Callable 08/01/2016 @ $100
5.000%, 08/01/2021	50,000	55,749
Placentia-Yorba Linda Unified School District, Ser B, NATL-RE FGIC, GO
5.930%, 08/01/2027 (A)	90,000	51,394
Rialto Unified School District, Ser A, AGM, GO
5.800%, 08/01/2029 (A)	300,000	141,669
San Diego County Regional Transportation Commission, Ser A, RB
Callable 04/01/2022 @ $100
5.000%, 04/01/2042	2,005,000	2,298,151
San Diego Unified School District, Ser C, GO
6.040%, 07/01/2038 (A)	890,000	287,470
6.040%, 07/01/2042 (A)	3,445,000	896,768
6.040%, 07/01/2045 (A)	1,525,000	346,495
6.027%, 07/01/2043 (A)	1,290,000	320,165
San Diego Unified School District, Ser E, GO
0.000%, 07/01/2036 (A)	2,000,000	712,740
San Francisco City & County Public Utilities Commission Water Revenue, Sub-Ser A, RB
Callable 11/01/2021 @ $100
5.000%, 11/01/2041	295,000	339,707
San Francisco City & County Public Utilities Commission Water Revenue, Sub-Ser C, RB
Callable 11/01/2021 @ $100
5.000%, 11/01/2041	1,300,000	1,497,015
San Joaquin County Transportation Authority, Ser A, RB
Callable 03/01/2021 @ $100
6.000%, 03/01/2036	315,000	389,214
San Joaquin County Transportation Authority, Ser A, RB
5.000%, 03/01/2020	65,000	79,793
5.000%, 03/01/2021	180,000	223,362
4.000%, 03/01/2019	140,000	160,208
Santa Barbara Secondary High School District, Ser A, GO
5.400%, 08/01/2040 (A)	630,000	178,284
Santa Barbara Unified School District, Ser C, AGM, GO
Callable 08/01/2015 @ $100
4.750%, 08/01/2030	200,000	213,988
Saratoga Union School District, AGM, GO
5.842%, 09/01/2028 (A)	80,000	42,996
Southwestern Community College District, Ser C, GO
5.381%, 08/01/2046 (A)	2,510,000	510,383
State of California, GO
7.500%, 04/01/2034	30,000	43,175

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
APRIL 30, 2013 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
CALIFORNIA — continued
State of California, GO
Callable 04/01/2019 @ $100
6.000%, 04/01/2038	$890,000	$1,067,973
Callable 11/01/2019 @ $100
6.000%, 11/01/2039	1,100,000	1,336,368
Callable 02/01/2023 @ $100
5.000%, 02/01/2043	1,000,000	1,125,620
University of California, Ser O, RB
Callable 05/15/2019 @ $100
5.250%, 05/15/2039	1,000,000	1,167,350

		29,917,952

CONNECTICUT — 0.3%
Connecticut State Health & Educational Facility Authority, Ser A-2, RB
Callable 07/01/2018 @ $100
5.000%, 07/01/2040	320,000	367,261

GEORGIA — 1.4%
County of DeKalb Georgia, Ser B, RB
5.250%, 10/01/2026	80,000	104,256
Georgia State Road & Tollway Authority, Ser B, RB
5.000%, 10/01/2021	75,000	96,064
Georgia State Road & Tollway Authority, NATL-RE, RB
5.000%, 06/01/2014	135,000	141,839
Metropolitan Atlanta Rapid Transit Authority, Ser A, NATL-RE FGIC, RB
5.250%, 07/01/2029	420,000	529,838
State of Georgia, Ser I, GO
5.000%, 07/01/2020	575,000	726,478

		1,598,475

ILLINOIS — 2.9%
City of Chicago Illinois, NATL-RE FGIC, GO
5.870%, 01/01/2030 (A)	125,000	60,707
5.250%, 01/01/2020	135,000	162,170
City of Chicago Illinois Wastewater Transmission Revenue, Ser B, NATL-RE FGIC, RB
5.000%, 01/01/2017	125,000	143,554
Metropolitan Pier & Exposition Authority, NATL-RE FGIC, RB
2.541%, 06/15/2016 (A)	25,000	24,156
Metropolitan Pier & Exposition Authority, Ser A, NATL-RE, RB
6.221%, 12/15/2017 (A)	770,000	718,749
Metropolitan Pier & Exposition Authority, Ser A, NATL-RE FGIC, RB
4.770%, 06/15/2020 (A)	80,000	68,071
Metropolitan Pier & Exposition Authority, Ser B, AGM, RB
Callable 06/15/2020 @ $100
5.000%, 06/15/2050	330,000	356,308
Metropolitan Pier & Exposition Authority, Ser B, AGM, RB
6.220%, 06/15/2046 (A)	1,445,000	284,203
Metropolitan Pier & Exposition Authority, RB
5.550%, 12/15/2051 (A)	7,055,000	1,029,325
Metropolitan Water Reclamation District of Greater Chicago, Ser C, GO
5.250%, 12/01/2032	390,000	503,673

		3,350,916

INDIANA — 0.4%
Indiana Finance Authority, Ser A, RB
5.000%, 02/01/2016	200,000	224,484
5.000%, 12/01/2019	225,000	278,714

		503,198

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
APRIL 30, 2013 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
LOUISIANA — 0.4%
State of Louisiana Gasoline & Fuels Tax Revenue, Ser B, RB
Callable 05/01/2020 @ $100
5.000%, 05/01/2045	$375,000	$430,444

MASSACHUSETTS — 4.3%
Commonwealth of Massachusetts, Ser B, NATL-RE, GO
5.250%, 08/01/2022	155,000	201,308
Commonwealth of Massachusetts, Ser B, AGM, GO
5.250%, 09/01/2024	250,000	330,153
Massachusetts Bay Transportation Authority, Ser A, RB
5.250%, 07/01/2030	1,235,000	1,621,601
5.250%, 07/01/2031	45,000	58,656
Massachusetts Health & Educational Facilities Authority, Ser K, RB
5.500%, 07/01/2032	165,000	234,698
Massachusetts School Building Authority, Ser B, RB
Callable 10/15/2021 @ $100
5.000%, 10/15/2041	2,170,000	2,504,332

		4,950,748

MICHIGAN — 0.1%
City of Taylor Michigan, NATL-RE, GO
5.000%, 09/01/2016	75,000	82,735

MINNESOTA — 0.6%
University of Minnesota, Ser A, RB
5.000%, 12/01/2018	290,000	355,546
5.000%, 12/01/2019	255,000	318,992

		674,538

MISSOURI — 6.5%
Aurora Reorganized School District No. 8, GO
Callable 03/01/2014 @ $100
4.000%, 03/01/2020	250,000	255,952
City of Columbia Missouri, Ser A, AGM, RB
Callable 10/01/2015 @ $100
5.250%, 10/01/2016	70,000	77,788
City of Columbia Missouri, Ser B, AMBAC, RB
5.000%, 02/01/2015	70,000	75,543
City of Kansas City Missouri, Ser A, GO
3.500%, 02/01/2015	50,000	52,733
City of O’Fallon Missouri, XLCA , GO
5.000%, 03/01/2016	115,000	128,316
City of Saint Charles Missouri, GO
4.050%, 03/01/2018	10,000	10,679
City of Saint Charles Missouri, GO
Callable 03/01/2015 @ $100
3.950%, 03/01/2016	200,000	212,556
City of Springfield Missouri, NATL-RE FGIC, RB
Callable 08/01/2016 @ $100
5.000%, 08/01/2018	250,000	284,763
Callable 08/01/2016 @ $100
4.750%, 08/01/2025	710,000	800,816
Columbia School District, GO
4.000%, 03/01/2020	435,000	510,455
County of Cass Missouri, GO
Callable 09/01/2021 @ $100
4.000%, 09/01/2022	350,000	407,578
County of Jackson Missouri, AMBAC, RB
Callable 12/01/2016 @ $100
5.000%, 12/01/2017	245,000	278,511
Kansas City Metropolitan Community Colleges Building, Ser Junior College, NATL-RE FGIC, RB
4.250%, 07/01/2016	250,000	277,977

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
APRIL 30, 2013 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
MISSOURI — continued
Missouri Highway & Transportation Commission, Ser Senior Lien, RB
5.000%, 02/01/2014	$225,000	$233,125
5.000%, 02/01/2019	250,000	307,280
Missouri Highway & Transportation Commission, RB
5.000%, 05/01/2017	230,000	269,374
Missouri Highway & Transportation Commission, Ser A, RB
5.000%, 05/01/2016	250,000	283,970
Missouri State Board of Public Buildings, Ser A, RB
5.000%, 10/01/2016	135,000	155,023
Missouri State Environmental Improvement & Energy Resources Authority, Ser B, RB
4.000%, 01/01/2016	160,000	174,875
North Kansas City School District No. 74, GO
4.500%, 03/01/2016	60,000	66,517
Ritenour Consolidated School District, Ser A, GO
5.000%, 03/01/2018	75,000	89,756
Saint Louis Board of Education, Ser A, NATL-RE, GO
5.000%, 04/01/2015	100,000	108,753
5.000%, 04/01/2016	875,000	989,380
Saint Louis County Reorganized School District No. R-6, Ser B, GO
Callable 02/01/2018 @ $100
4.000%, 02/01/2019	250,000	285,428
Saint Louis School District, GO
Callable 04/01/2018 @ $100
5.000%, 04/01/2019	710,000	848,095
Springfield Public Utilities Board, Ser A, NATL-RE, COP
4.000%, 12/01/2015	250,000	270,975
Webster Groves School District, AGM, GO
4.250%, 03/01/2014	60,000	62,027

		7,518,245

NEBRASKA — 2.6%
City of Omaha Nebraska, GO
5.250%, 04/01/2014	170,000	177,769
Omaha Public Power District, Ser A, RB
Callable 02/01/2022 @ $100
5.000%, 02/01/2042	2,500,000	2,867,775

		3,045,544

NEW JERSEY — 6.0%
Garden State Preservation Trust, Ser A, AGM, RB
5.750%, 11/01/2028	1,635,000	2,206,907
New Jersey State Turnpike Authority, Ser A, RB
Callable 07/01/2022 @ $100
5.000%, 01/01/2043	1,500,000	1,670,130
New Jersey Transportation Trust Fund Authority, Ser A, RB
5.750%, 06/15/2020	550,000	690,591
New Jersey Transportation Trust Fund Authority, Ser D, RB
5.000%, 12/15/2023	65,000	80,376
New Jersey Transportation Trust Fund Authority, Ser B, NATL-RE, RB
5.500%, 12/15/2015	100,000	112,953
New Jersey Transportation Trust Fund Authority, Ser A, RB
Callable 06/15/2021 @ $100
5.500%, 06/15/2041	1,000,000	1,171,960
New Jersey Transportation Trust Fund Authority, Ser A, RB
5.500%, 12/15/2022	685,000	874,252

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
APRIL 30, 2013 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
NEW JERSEY — continued
New Jersey Transportation Trust Fund Authority, Ser B, AMBAC, RB
5.250%, 12/15/2022	$100,000	$125,185

		6,932,354

NEW MEXICO — 0.7%
New Mexico Finance Authority, RB
5.000%, 06/15/2020	600,000	752,322

NEW YORK — 7.8%
Metropolitan Transportation Authority, Sub-Ser B-1-RMKT, RB
5.000%, 11/15/2021	610,000	765,904
New York City Municipal Water Finance Authority, RB
Callable 12/15/2020 @ $100
5.375%, 06/15/2043	1,000,000	1,180,550
New York City Municipal Water Finance Authority, Ser BB, RB
Callable 06/15/2019 @ $100
5.000%, 06/15/2027	465,000	557,484
New York City Municipal Water Finance Authority, Ser GG-1, RB
Callable 06/15/2019 @ $100
5.000%, 06/15/2039	1,520,000	1,716,931
New York City Transitional Finance Authority, RB
5.000%, 02/01/2021	315,000	393,022
New York City Transitional Finance Authority, Sub-Ser E, RB
4.500%, 11/01/2019	970,000	1,170,994
New York State Dormitory Authority, Ser A, NATL-RE FGIC, RB
5.500%, 05/15/2023	50,000	65,111
New York State Dormitory Authority, Ser C, RB
Callable 03/15/2021 @ $100
5.000%, 03/15/2041	2,470,000	2,799,300
New York State Environmental Facilities, Ser B, RB
5.000%, 06/15/2017	200,000	236,012
Triborough Bridge & Tunnel Authority, Ser A, RB
4.750%, 01/01/2014	100,000	103,015
Triborough Bridge & Tunnel Authority, Ser B, RB
5.000%, 01/01/2020	50,000	61,530

		9,049,853

NORTH CAROLINA — 1.1%
City of Raleigh North Carolina Combined Enterprise System Revenue, RB
5.000%, 03/01/2020	70,000	87,478
5.000%, 03/01/2021	50,000	63,303
County of Wake North Carolina, Ser C, GO
5.000%, 03/01/2024	875,000	1,153,224

		1,304,005

OHIO — 3.4%
American Municipal Power, RB
Callable 02/15/2022 @ $100
5.000%, 02/15/2042	2,500,000	2,773,575
Cincinnati City School District, NATL-RE FGIC, GO
5.250%, 12/01/2021	340,000	433,000
Northeast Regional Sewer District, RB
5.000%, 11/15/2015	200,000	222,432
Ohio State University, Ser D, RB
5.000%, 12/01/2021	140,000	177,357
5.000%, 12/01/2030	115,000	148,971
5.000%, 12/01/2031	125,000	162,041

		3,917,376

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
APRIL 30, 2013 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
SOUTH CAROLINA — 0.3%
City of Charleston South Carolina, RB
Callable 01/01/2021 @ $100
5.000%, 01/01/2041	$75,000	$85,813
Greenville County School District, RB
5.000%, 12/01/2014	230,000	246,774

		332,587

TENNESSEE — 0.3%
City of Johnson City Tennessee, GO
Callable 06/01/2019 @ $100
4.500%, 06/01/2021	250,000	293,497
County of Lincoln Tennessee, NATL-RE FGIC, GO
5.250%, 04/01/2018	25,000	29,774
County of Putnam Tennessee, NATL-RE FGIC, GO
5.250%, 04/01/2017	30,000	35,075

		358,346

TEXAS — 8.6%
Azle Independent School District, GO
Callable 02/15/2015 @ $100
5.000%, 02/15/2022	120,000	129,529
City of Houston Texas Utility System Revenue, AGM, RB
5.000%, 11/15/2016	20,000	23,037
City of Houston Texas Utility System Revenue, Ser A, AGM, RB
5.430%, 12/01/2027 (A)	75,000	50,500
Conroe Independent School District, GO
5.000%, 02/15/2020	235,000	290,657
County of Harris Texas, RB
Callable 08/15/2019 @ $100
5.000%, 08/15/2040	330,000	375,477
County of Harris Texas, Ser B, GO
5.000%, 10/01/2018	100,000	121,905
Dallas Area Rapid Transit, Ser Senior Lien, RB
Callable 12/01/2018 @ $100
5.250%, 12/01/2048	810,000	927,636
Dallas Area Rapid Transit, Ser Senior Lien, AMBAC, RB
5.250%, 12/01/2030	210,000	276,919
Fort Bend Independent School District, GO
Callable 08/15/2018 @ $100
4.750%, 08/15/2034	100,000	114,867
Frisco Independent School District, GO
Callable 02/15/2021 @ $100
5.000%, 08/15/2041	370,000	447,271
Frisco Independent School District, Ser A, GO
Callable 08/15/2017 @ $100
5.000%, 08/15/2026	125,000	144,520
Harris County Flood Control District, Ser A, RB
Callable 10/01/2020 @ $100
5.000%, 10/01/2024	45,000	55,055
Lower Colorado River Authority, RB
Callable 05/15/2020 @ $100
5.000%, 05/15/2022	460,000	548,955
Callable 05/15/2021 @ $100
5.000%, 05/15/2041	2,515,000	2,797,887
North East Independent School District, GO
5.250%, 02/01/2027	100,000	131,240
North Texas Tollway Authority, Ser A, RB
Callable 01/01/2019 @ $100
6.100%, 01/01/2028	5,000	5,920
Callable 01/01/2019 @ $100
6.000%, 01/01/2028	845,000	995,993
Permanent University Fund, Ser B, RB
5.250%, 07/01/2028	480,000	637,882
State of Texas, GO
Callable 04/01/2018 @ $100

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
APRIL 30, 2013 (Unaudited)

MUNICIPAL BONDS — continued

TEXAS — continued
4.750%, 04/01/2037	$865,000	$976,135
University of Texas System, Ser B, RB
5.000%, 08/15/2022	705,000	907,349

		9,958,734

WASHINGTON — 3.2%
County of King Washington Sewer Revenue, RB
Callable 01/01/2019 @ $100
5.000%, 01/01/2039	290,000	332,383
Callable 07/01/2020 @ $100
5.000%, 01/01/2045	2,000,000	2,233,380
Snohomish County School District No. 15 Edmonds, GO
4.000%, 12/01/2016	250,000	279,730
State of Washington, GO
Callable 06/01/2021 @ $100
5.000%, 06/01/2041	730,000	834,120

		3,679,613

TOTAL MUNICIPAL BONDS (Cost $83,244,127)		92,508,393

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
APRIL 30, 2013 (Unaudited)

CORPORATE OBLIGATIONS — 18.4%

	Face Amount	Value
CONSUMER DISCRETIONARY — 1.0%
Time Warner Cable
Callable 05/15/2040 @ $100
5.875%, 11/15/2040	$1,030,000	$1,147,050

ENERGY — 0.6%
TransCanada PipeLines
6.200%, 10/15/2037	500,000	645,362

FINANCIALS — 15.2%
Aflac
6.450%, 08/15/2040	1,230,000	1,615,861
American Express
7.000%, 03/19/2018	140,000	175,574
Bank of America
6.000%, 10/15/2036	1,750,000	2,171,174
5.875%, 02/07/2042	500,000	625,173
Citigroup
8.500%, 05/22/2019	205,000	275,768
8.125%, 07/15/2039	1,560,000	2,375,381
6.875%, 06/01/2025	8,000	10,342
6.125%, 05/15/2018	300,000	361,077
5.875%, 05/29/2037	90,000	111,093
General Electric Capital MTN
6.875%, 01/10/2039	1,620,000	2,195,524
6.150%, 08/07/2037	100,000	124,168
5.400%, 02/15/2017	309,000	355,148
HSBC Bank USA
7.000%, 01/15/2039	400,000	545,159
HSBC Holdings
6.500%, 09/15/2037	1,100,000	1,392,511
JPMorgan Chase
6.000%, 01/15/2018	265,000	315,886
5.600%, 07/15/2041	500,000	612,922
5.500%, 10/15/2040	1,080,000	1,309,055
MetLife
7.717%, 02/15/2019	356,000	467,800
Prudential Financial MTN
6.200%, 11/15/2040	468,000	588,356
Royal Bank of Scotland
5.625%, 08/24/2020	800,000	945,206
Wachovia Bank
6.600%, 01/15/2038	750,000	1,019,014

		17,592,192

HEALTH CARE — 0.2%
UnitedHealth Group
6.875%, 02/15/2038	40,000	55,589
6.625%, 11/15/2037	60,000	80,660
WellPoint
5.950%, 12/15/2034	108,000	131,327

		267,576

MATERIALS — 1.3%
Dow Chemical
5.700%, 05/15/2018	190,000	225,021
Rio Tinto Finance USA
6.500%, 07/15/2018	1,013,000	1,249,547

		1,474,568

TELECOMMUNICATION SERVICES — 0.1%
Verizon Communications
7.350%, 04/01/2039	116,000	162,612

TOTAL CORPORATE OBLIGATIONS (Cost $17,729,237)		21,289,360

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
APRIL 30, 2013 (Unaudited)

ASSET-BACKED SECURITY — 0.2%

	Face Amount/ Shares	Value
Citibank Credit Card Issuance Trust, Ser 2006-A7, Cl A7
0.340%, 12/17/2018 (B)
(Cost $202,371)	$250,000	$249,885

CASH EQUIVALENT (C) — 0.3%
First American U.S. Treasury Money Market Fund, 0.000% (Cost $340,041)	340,041	340,041

TOTAL INVESTMENTS — 99.0% (Cost $101,515,776)†		114,387,679
OTHER ASSETS AND LIABILITIES, NET — 1.0%		1,173,149

TOTAL NET ASSETS — 100.0%		$115,560,828

(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B)	Floating rate security — Rate disclosed is the rate in effect on April 30, 2013.
(C)	Rate shown is the 7-day effective yield as of April 30, 2013.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

COP — Certificate of Participation

FGIC — Federal Guaranty Insurance Company

GO — General Obligation

MTN — Medium Term Note

NATL-RE — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

XLCA — XL Capital Assurance

†	At April 30, 2013, the tax basis cost of the Fund’s investments was $101,515,776, and the unrealized appreciation and depreciation were $12,886,672 and $(14,769) respectively.

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$92,508,393	$—	$92,508,393
Corporate Obligations	—	21,289,360	—	21,289,360
Asset-Backed Security	—	249,885	—	249,885
Cash Equivalent	340,041	—	—	340,041

Total Investments in Securities	$340,041	$114,047,638	$—	$114,387,679

For the period ended April 30, 2013, there have been no transfers between Level 1 & Level 2 assets and liabilities.

For the period ended April 30, 2013, there were no transfers between Level 2 & Level 3 assets and liabilities.

For the period ended April 30, 2013, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

STW-QH-001-0400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President

Date: June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: June 28, 2013

By	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and Chief Financial Officer

Date: June 28, 2013